Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Due within one year	$ 502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
Fair Value	91,820	56,859
SBA loan pool
Schedule of Available-for-sale Securities
Available for sale securities	1,124
Fair Value	1,124	1,353
Equity Securities
Schedule of Available-for-sale Securities
Available for sale securities	43,257
Fair Value	$ 358	$ 5,346